Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	AnythingIT, Inc.
Entity Central Index Key	0001129048
Document Type	Other
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,039,967	$ 1,270,721
Accounts receivable, net of allowance for doubtful accounts	674,606	372,031
Inventories	141,087	369,489
Deferred financing costs	27,986	54,045
Prepaid expenses and other current assets	43,617	35,755
Total current assets	1,927,263	2,102,041
Property and equipment, net of accumulated depreciation	189,361	165,591
Deferred financing costs	0	26,053
Security deposits	10,403	10,403
Total assets	2,127,027	2,304,088
Current liabilities
Accounts payable	706,881	1,131,343
Accrued expenses	148,952	196,645
Customer deposits	19,020	16,176
Capital lease payable	18,640	32,541
Deferred revenues	103,114	49,815
Current portion of notes payable	40,031	45,811
Total current liabilities	1,036,638	1,472,331
Capital lease payable	0	18,640
Long term debt:
Note payable bank	28,644	32,245
Convertible notes payable net of debt discount of $48,294 and $131,083, respectively	451,706	418,917
Total long-term debt	480,350	469,802
Total Liabilities	1,516,988	1,942,133
Shareholders' Equity
Preferred stock - $.01 par value 5,000,000 shares authorized; none outstanding	0	0
Common stock - $.01 par value 200,000,000 shares authorized; 36,190,238 and 34,819,546 shares issued and outstanding, respectively	361,902	348,196
Additional paid-in capital	7,800,900	7,056,675
Accumulated deficit	(7,552,763)	(7,042,916)
Total stockholders' equity	610,039	361,955
Total liabilities and stockholders' equity	$ 2,127,027	$ 2,304,088

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Liabilities
Convertible notes payable, debt discount	$ 48,294	$ 131,083
Stockholders Equity
Preferred Stock par value	$ 0.01	$ 0.01
Preferred Stock Authorized	5,000,000	5,000,000
Preferred Stock Outstanding	0	0
Common Stock par value	$ 0.01	$ 0.01
Common Stock Authorized	200,000,000	200,000,000
Common Stock Issued	36,190,238	34,819,546
Common Stock Outstanding	36,190,238	34,819,546

Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net sales	$ 6,176,379	$ 4,472,195
Cost of sales	3,071,139	2,641,906
Gross profit	3,105,240	1,830,289
Operating Expenses
Selling, general and administration	3,418,504	2,149,246
Operating income (loss)	(313,264)	(318,957)
Other income (expense) :
Interest expense, net of interest income of $6,098 and $7,314, respectively	(196,583)	(96,982)
Income (loss) before income taxes	(509,847)	(415,939)
Provision for income taxes	0	0
Net Income (loss)	$ (509,847)	$ (415,939)
Net income (loss) per common share:
Basic:	$ (0.01)	$ (0.01)
Fully diluted:	$ (0.01)	$ (0.01)
Weighted average common shares outstanding basic	35,476,020	34,251,666
Weighted average common shares outstanding diluted	35,476,020	34,251,666

Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Interest income	$ 6,098	$ 7,314

Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net (loss) Income	$ (509,847)	$ (415,939)
Adjustments to reconcile net (loss) income from operations to net cash provided by (used in) operating activities
Depreciation	56,934	47,706
Amortization of debt discount	82,789	34,496
Amortization of deferred financing costs	52,112	24,116
Change in allowance for doubtful accounts	(1,010)	8,698
Amortization of stock based compensation	646,731	0
Change in operating assets and liabilities
Accounts receivable	(301,565)	(147,236)
Inventories	228,402	(315,354)
Prepaid expenses and other current assets	(7,860)	(6,166)
Accounts payable	(424,462)	635,451
Accrued expenses	13,507	99,040
Customer deposits	2,844	(80,172)
Deferred revenues	53,299	25,495
Net cash used in operating activities	(108,126)	(89,865)
INVESTING ACTIVITIES
Purchases of property and equipment	(80,706)	(94,923)
Net cash used in investing activities	(80,706)	(94,923)
FINANCING ACTIVITIES
Common stock issued for cash, net of costs	0	481,150
Proceeds from convertible notes payable, net of costs	0	495,000
Payments on capital leases	(32,541)	(27,947)
Payments to related party	0	(21,000)
Payments on notes payable	(9,381)	(10,336)
Net cash provided by (used in) financing activities	(41,922)	916,867
Net increase in cash and cash equivalents	(230,754)	732,079
Cash and cash equivalents at beginning of year	1,270,721	538,642
Cash and cash equivalents at end of year	1,039,967	1,270,721
Cash payments during the year for :
Interest Paid	7,024	7,434
Income taxes Paid	3,576	5,855
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS:
Stock issued to pay interest on notes	$ 61,200	$ 0

Statements of Changes in Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Treasury Stock	Total
Beginning Balance, Amount at Jun. 30, 2010	$ 330,279	$ 6,453,325	$ (6,626,977)	$ (74,676)	$ 81,951
Beginning Balance, Shares at Jun. 30, 2010	33,027,879
Sale of common stock, net of costs,Amount	17,917	463,233			481,150
Sale of common stock, net of costs,Shares	1,791,667
Cancellation of treasury stock		(74,676)		74,676
Beneficial conversion warrants		165,579			165,579
Placement agent warrants		49,214			49,214
Net loss			(415,939)		(415,939)
Ending Balance, Amount at Jun. 30, 2011	348,196	7,056,675	(7,042,916)	0	361,955
Ending Balance, Shares at Jun. 30, 2011	34,819,546
Conversion of convertible notes, Amount	1,675	48,588			50,263
Conversion of convertible notes, Shares	167,544
Issuance of common stock for interest, Amount	2,031	58,906			60,937
Issuance of common stock for interest, Shares	203,125
Issuance of common stock for compensation, Amount	10,000	310,000			320,000
Issuance of common stock for compensation, Shares	1,000,001
Additional shares from reverse stock split, Amount
Additional shares from reverse stock split, Shares	22
Grant of stock options		326,731			326,731
Net loss			(509,847)		(509,847)
Ending Balance, Amount at Jun. 30, 2012	$ 361,902	$ 7,800,900	$ (7,552,763)	$ 0	$ 610,039
Ending Balance, Shares at Jun. 30, 2012	36,190,238

DESCRIPTION OF OUR BUSINESS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 1. DESCRIPTION OF OUR BUSINESS

AnythingIT, Inc. (the “Company”) is a provider of green technology solutions, managing the equipment disposition needs of our government and commercial clients by buying, reselling, or recycling, in an environmentally and regulatory compliant manner, computers and other technology hardware.  By delivering cost effective asset management solutions and capitalizing on our knowledge and relationships in the industry, we believe that we are able to maximize the technology dollars of our clients.

Our focus is on executing and managing secure, compliant end-of-life information technology (“IT”) asset management and disposition services.  As part of our services, we provide a comprehensive asset management system or integrate with our clients existing asset management systems with the goal of providing clear audit trail of the asset and enabling our clients the ability to assess shipping or disposal status, take inventory and generate settlement reports for every returned asset.

Additionally, we are focused on partnering with veterans either through providing employment opportunities directly or through our continuing support of Work Vessels For Veterans.

The Company maintains its principal office in Fair Lawn, New Jersey.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Note 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All share and per share information contained in this report gives retroactive effect to a 50 for 1 (50:1) forward stock split of our outstanding common stock effective June 23, 2010 and a 1 for 3 (1:3) reverse stock split of our outstanding common stock effective June 12, 2012.

Certain amounts in the prior period financial statements have been reclassified to conform to current year presentation.

Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates for the periods reported include the allowance for doubtful accounts which is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and the Company intends to continue to employ this approach in our analysis of collectability.

Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The credit risk associated with cash equivalents is considered low due to the credit quality of the issuers of the financial instruments.

Concentration of Credit Risk

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”), including non-interest bearing transaction account deposits protected in full by the Dodd-Frank Wall Street and Consumer Protection Act (the “Dodd-Frank Act”). As of June 30, 2012 and June 30, 2011, the Company had approximately $400,000 and $705,000 that exceeds the protected limits under FDIC and the Dodd-Frank Act. The Company had not experienced any losses in such accounts.

Significant Customers

During the year ended June 30, 2012 sales to three customers represented $2,845,620 (46%) of the Company’s revenue. During the year ended June 30, 2011 sales to three customers represented $2,042,428 (42%) of the Company’s revenue.  As of June 30, 2012 and 2011, the Company had two customers representing approximately 37% of gross accounts receivable at that date.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts based on the expected collectability of its accounts receivable. The Company performs credit evaluations of significant customers and establishes an allowance for doubtful accounts based on the aging of receivables, payment performance factors, historical trends and other information. In general, the Company reserves 2% of the receivables outstanding 31 to 60 days, 5% of the receivables outstanding 61 to 90 days and 20% of the receivables outstanding more than 90 days. The Company evaluates and revises the reserve on a quarterly basis based on a review of specific accounts outstanding and our history of uncollectible accounts.  As of June 30, 2012 and 2011, the Company recorded $64,065 and $65,075, respectively of allowance for doubtful accounts.

Inventories

Inventories, consisting of used computer equipment, is stated at the lower of cost or market. Cost is determined by the amount the Company pays for each specific unit in inventory. The Company reviews inventory for excess or obsolete inventory and writes-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. No allowance is necessary at June 30, 2012 and 2011.

Unprocessed inventory is shipped to the Company’s facilities and is considered to be end-of-life. The Company does not place a valuation on unprocessed inventory until it is received into the processing queue whereby it is tested and inventoried. Only after this process occurs can the Company provide final valuation in the form of purchase orders for equipment acquisitions and issue a Certificate of Indemnification confirming transfer of ownership and liability. This process can take between 30 to 60 days from the time of receipt to the Company’s warehouse.

Property and equipment

The Company records property, equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. The Company generally provides for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over remaining term of the lease of twelve years.

Asset Classification	Estimated Useful Life (years)
Computers and software	3
Equipment	5
Furniture and fixtures	5 to 7

	June 30, 2012	June 30, 2011
Software	$185,081	$119,959
Furniture and Fixtures	89,779	84,459
Equipment	85,365	85,365
Capital Leased Equipment	139,737	139,737
Leasehold improvements	79,251	68,989
Less: Accumulated depreciation	(389,852)	(332,918)
Propert and Equipment, net	$189,361	$165,591

Depreciation for the years ended June 30, 2012 and 2011 was $56,934 and $47,706, respectively.

Revenue Recognition

For product sales, the Company recognizes revenue at the time products are shipped and title is transferred, which is in accordance with the stated shipping terms.  Revenue is recognized in accordance with these shipping terms so long as a purchase order, electronic, written or phone commitment has been received or a contract has been executed, there are no uncertainties regarding customer acceptance, the sales price is fixed and determinable and collectability is deemed probable.  If uncertainties exist regarding customer acceptance or collectability, revenue is recognized when those uncertainties have been resolved.  The Company provides a limited as-is warranty on some of its products.  The Company analyzes its estimated warranty costs and provides an allowance as necessary, based on experience.  At June 30, 2012 and June 30, 2011, a warranty reserve was not considered necessary.

The Company is party to brokered transactions whereby an upstream customer provides product to the Company if the parameters of the transactions can be satisfied.  Based upon the upstream customer parameters and the nature of the risk and control of the transaction by the Company these sales may be recorded on a gross or net basis.

Asset management fees are recognized once the services have been performed and the results reported to the upstream customer.  In those circumstances where the Company disposes of the upstream customer’s product, or purchases the product from the upstream customer for resale, revenue is recognized as a “product sale” described above.

Shipping and Handling Costs

Shipping costs are included in cost of sales, offset by amounts charged to customers for shipping.

Cost of Sales

Cost of sales includes cost of equipment, testing, freight, warehouse salaries, and technicians.

Earnings Per Share

The Company adopted FASB ASC 260, Earnings Per Share. Basic earnings (loss) per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding

Shares potentially issuable were as follows:

	June 30, 2012	June 30, 2011

Stock Options	3,503,339	-
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
	10,380,063	7,036,429

For the years ended June 30, 2012 and 2011 the Company had a net loss.  The impact of additional shares would be anti-dilutive, and, as such, the basic and diluted shares are the same for those periods.

Income Taxes

Under the asset and liability method prescribed under ASC 740, Income Taxes, The Company uses the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.   For tax positions meeting a "more-likely-than-not" threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority.  For tax positions not meeting the threshold, no financial statement benefit is recognized.  As of June 30, 2012 and 2011, the Company has had no uncertain tax positions.  The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses.  The Company currently has no federal or state tax examinations nor has it had any federal or state examinations since its inception.  All of the Company's tax years are subject to federal and state tax examination.

Share-Based Payments

The Company recognizes share-based compensation expense in connection with our share-based awards, net of an estimated forfeiture rate and therefore only recognizes compensation cost for those awards expected to vest over the service period of the award. The Company accounts for the grant of stock and warrants awards in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC 718).  ASC 718 requires companies to recognize in the statement of operations the grant-date fair value of warrants and stock options and other equity based compensation. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, our share-based compensation expense could be materially different in the future.

For the years ending June 30, 2012 and 2011, total stock-based compensation was $646,731 and $0, respectively. The Company granted 2,893,338 stock options and issued 333,334 restricted shares of common stock in December 2011. In March 2012, the Company granted 666,667 stock options and in January 2012, the Company granted 666,667 restricted shares of common stock.

Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for accounts receivable, prepaid expenses and other current assets, accounts and notes payable, accrued interest and expenses, and customer deposits approximates fair market value based on the short-term maturity of these instruments.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective January 1, 2008.  ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and –permits entities to choose to measure many financial instruments and certain other items at fair value..

Advertising

Advertising costs are charged to operations when incurred.  During the years ended June 30, 2012 and 2011, the Company incurred $10,801 and $109, respectively in advertising expense.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year’s presentation.  These reclassifications had no impact on previously reported results of operations or stockholders’ equity.  In addition to standard balance sheet and income statement reclassifications, the Company had reclassifications to capital leases of equipment leased previously categorized as operating leases, with consistent application in all periods.  Additionally, the Company has determined a few of its sales contracts should be treated as agency sales and as such reported on a net revenue versus gross revenues basis, consistently applied.   The Company did not deem any of these reclassifications to be material.

New Accounting Standards

The Company has adopted all recently issued accounting pronouncements.  The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU No. 2011-04”). ASU No. 2011-04 provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this update to result in a change in the application of the requirements in Topic 820. The amendments in ASU No. 2011-04 are to be applied prospectively. ASU No. 2011-04 is effective for public company for interim and annual periods beginning after December 15, 2011. Early application is not permitted. This update does not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). In ASU No. 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in ASU No. 2011-05 should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. This update does not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles — Goodwill and Other (Topic 350)” (“ASU No. 2011-08”). In ASU No. 2011-08, an entity is permitted to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. The ASU’s objective is to simplify how an entity tests goodwill for impairment. The amendments in ASU No. 2011-08 are effective for annual and interim goodwill and impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company is evaluating the requirements of ASU No. 2011-08 and has not yet determined whether a revised approach to evaluation of goodwill impairment will be used in future assessments. This update does not have a material impact on the Company’s consolidated financial statements.

On December 31, 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires new disclosures about balance sheet offsetting and related arrangements. For derivatives and financial assets and liabilities, the ASU requires disclosure of gross asset and liability amounts, amounts offset on the balance sheet, and amounts subject to the offsetting requirements but not offset on the balance sheet. The ASU is effective for annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact, if any, that these updates will have on its financial condition, results of operations and cash flows. This update is not expected to have a material impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 3. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at June 30, 2012 and 2011:

	June 30, 2012	June 30, 2011

Accounts receivable	$738,671	$437,106
Less: allowance for doubtful accounts	(64,065)	(65,075)
Accounts receivable, net	$674,606	$372,031

INVENTORIES	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Note 4. INVENTORIES	Inventories consisted of finished goods at June 30, 2012 and 2011. At June 30, 2012 and 2011, the balance is $141,087 and $369,489, respectively.

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 5. CAPITAL LEASE OBLIGATIONS

The Company has entered into several capital lease obligations to purchase equipment for operations. The Company has the option to purchase the equipment at the end of the lease agreement for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized as of June 30, 2012 and 2011:

	Useful Life (Years)	June 30, 2012	June 30, 2011

Equipment	5	$60,523	$60,523
Software	5	79,214	79,214
		139,737	139,737
Acumulated Depreciation		(125,058)	(97,110)
		$14,679	$42,627

Future minimum payments required under capital leases at June 30, 2012, are as follows:

June 30, 2012

FY 2013	$19,397
Thereafter	-

Total future payments	19,397
Less: Amount representing interest	757

Present value of future minimum payments	18,640
Less: Current portion	18,640

Long term portion	$-

RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Note 6. RELATED PARTY TRANSACTIONS

Amounts outstanding under a loan and credit line from a bank (Note 8) are personally guaranteed by officers of the Company.

In February 2010 the Company entered into a Stock Purchase Agreement with a founder and member of our Board of Directors. Under the terms of the agreement, the Company repurchased 5,000,000 shares of our common stock owned by him for $45,000, of which $10,000 was paid on the date of the agreement and the balance was paid in 10 equal monthly installments of $3,500 through December 2010. The balance at June 30, 2012 and 2011 was $0. The shares which were repurchased included his original holdings in our Company together with 833,334 shares issued to him in August 2008 as compensation for services as a member of our Board of Directors. The 5,000,000 shares have been cancelled and returned to the status of authorized but unissued shares of our common stock.

ACCRUED EXPENSES	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 7. ACCRUED EXPENSES

Accrued expenses represent obligations that apply to the reported period and have not been billed by the provider or paid by the Company.

At June 30, 2012 and 2011, accrued expenses consisted of the following:

	June 30, 2012	June 30, 2011
Accrued interest	$29,753	$30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
	$148,952	$196,645

LONG TERM DEBT	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Note 8. LONG TERM DEBT

Loan Payable – TD Banknorth

On July 2, 2001 the Company entered into a loan agreement for the principal amount of $100,000, maturing in October 2028 payable with varying monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company.  At June 30, 2012 and 2011, the balance is $33,498 and $37,036, respectively.

Line of Credit Payable – American Express

The Company obtained a Business Capital line from American Express in the amount of $63,200. The line is payable in varying monthly installments including interest at approximately 9.49% per annum. The line is secured by all assets of the Company. At June 30, 2012 and 2011, the balance is $35,177 and $41,020, respectively.

12% Convertible Promissory Notes

In January and February 2011 the Company issued and sold $550,000 principal amount 12% convertible promissory notes in a private offering resulting in net proceeds of $495,000.  The notes are unsecured and pay interest at 12% per annum, in arrears, in shares of our common stock valued at $0.30 per share. The notes mature on December 31, 2013, provided, however, that in our sole option we may extend the maturity date until December 31, 2014 if the note is not converted by December 31, 2013.  The notes are convertible at any time at the option of the holder into shares of our common stock at a conversion price of $0.30 per share.  At any time that the closing price of our common stock on any exchange on which it might be listed or in the over the counter market equals or exceeds $0.60 per share for 20 consecutive trading days, we have the right to convert the notes into shares of our common stock at a conversion price of $0.30 per share. The conversion price of the note is subject to proportional adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.  As such, the conversion prices reflect the adjustment for our 1 for 3 reverse stock split that was effective June 12, 2012.  Presently, these notes are convertible into an aggregate of 1,666,668 shares of our common stock.  At June 30, 2012 and 2011, the Company had $29,753 and $27,666, respectively in accrued interest on the notes. On December 31, 2011 $60,937 of accrued interest was converted to 203,125 shares of common stock at $0.30. On January 17, 2012, one of the noteholders of the 12% convertible promissory notes converted $50,000 plus accrued interest of $263 into 167,544 shares of common stock.

Debt Discount

In connection with the 12% convertible promissory notes offering, we issued the purchasers Series C Warrants to purchase an aggregate of 733,335 shares of our common stock at an exercise price of $0.45 per share.  The exercise price of the Series C warrant is subject to adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) existed as of February 10, 2011.  The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. Based on the stock price on the day of commitment, the discount as agreed to in the note, and the number of convertible shares, and the value of the warrants included in the units, the BCF was valued at $165,579.

The Company used the Black-Scholes option pricing model to value the warrants included in the convertible units. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), three year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock over two years from the commitment date), and a strike price of $0.45.

In accordance with ASC 470, the Company is amortizing the BCF over the two year term of the note.  The notes have a prepayment option for the Company, after January 1, 2013, with a 20 day notice to the holders.  As such, we are amortizing the BCF over the two year period. For the years ended June 30, 2012 and 2011 the Company recognized $82,789 and $34,496, respectively of amortization expense. As of June 30, 2012 and 2011 the BCF had a carrying value of $48,294 and $131,083, respectively.

	June 30, 2012	June 30, 2011

Loan payable to TD Banknorth maturing in October 2028 payable with varing monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company	$33,498	$37,036

Line payable to American Express payable with varying monthly installments including interest at approximately 9.49% per annum, secured by all assets of the Company	35,177	41,020

12% Convertible Promisory note $500,000 principal net of debt discount of $48,294 at June 30, 2012 and $550,000 principal net of debt discount of $131,083 at June 30, 2011	451,706	418,917
	520,381	496,973
Less : Current portion	40,031	45,811
	$480,350	$451,162

INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Note 9. INCOME TAXES

The Company’s income tax expense at June 30, 2012 and 2011was $0 as follows:

	June 30, 2012	June 30, 2011

Income tax benefit consists of:
Current	$-	$-
Deferred	-	-
Provision (benefit) for income taxes	$-	$-

Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
	June 30, 2012	June 30, 2011

Taxes computed at federal rate (35%)	$(173,000)	$(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000	-
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes	$-	$-

	June 30, 2012	June 30, 2011
Deferred tax assets:
Net operating loss carryforward	$205,000	$293,000
Stock options	124,000	-
Bad debt	37,000	24,000
Less: Valuation allowance	(366,000)	(317,000)
Net deferred taxes	$-	$-

The Company has increased its deferred tax asset and valuation allowance accounts by approximately $49,000 at June 30, 2012.This change has no effect on the Company’s net tax provision. The Company files its returns on a calendar basis, and as of December 3, 2011 and 2010, the Company has an unused net operating loss carry forward of approximately $1,039,000 and $510,000 available to offset future taxable income. Management has determined that a full valuation allowance is appropriate since it is more “likely than not” that the deferred tax assets will be realized. Pursuant to IRS Section 382 the Company’s net operating losses may be limited in the event of certain changes in ownership.

The Company has recorded a valuation allowance that fully offsets deferred tax assets arising from net operating loss carryforwards because the likelihood of the realization of the benefit cannot be established. The Internal Revenue Code contains provisions that may limit the net operating loss carryforwards available if significant changes in stockholder ownership of the Company occur.

STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Note 10. STOCKHOLDERS' EQUITY

Our authorized capital stock consists of 200,000,000 shares of common stock, $0.01 par value per share, and 5,000,000 shares of preferred stock, par value $0.01 per share.  As of June 30, 2012 and 2011, there are 36,190,238 and 34,819,545 shares of common stock issued and outstanding. There are no shares of preferred stock issued and outstanding.

Common stock

Holders of common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.  Holders of common stock do not have cumulative voting rights.  Holders of common stock are entitled to share in all dividends that the Board of Directors, in its discretion, declares from legally available funds.  In the event of our liquidation, dissolution or winding up, subject to the preferences of any shares of our preferred stock which may then be outstanding, each outstanding share entitles its holder to participate in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock.

Holders of common stock have no conversion, preemptive or other subscription rights, and there are no redemption provisions for the common stock.  The rights of the holders of common stock are subject to any rights that may be fixed for holders of preferred stock, when and if any preferred stock is authorized and issued.  All outstanding shares of common stock are duly authorized, validly issued, fully paid and non-assessable.

In February 2010 the Company entered into a Stock Purchase Agreement with a founder and member of our Board of Directors.  Under the terms of the agreement, the Company repurchased 5,000,000 shares of our common stock owned by him for $45,000, of which $10,000 was paid on the date of the agreement and the balance was paid in 10 equal monthly installments of $3,500 through December 2010.  The shares which the Company repurchased included his original holdings in our company together with 833,334 shares issued to him in August 2008 as compensation for services as a member of our Board of Directors.  The 5,000,000 shares have been cancelled and returned to the status of authorized but unissued shares of our common stock.

In October 2010, we closed the sale of 5,250,000 units of our securities to accredited investors in a private placement which resulted in gross proceeds to us of $525,000.  The securities included 1,750,010 shares of our common stock and Series A Warrants and Series B Warrants. Forge Financial Group, Inc. (“Forge”), a broker-dealer and member of FINRA, acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $52,500 and issued its designees of Forge five-year warrants to purchase 175,003 shares of our common stock with an exercise price of $0.30 per share, which are exercisable on a cashless basis.  We are using the net proceeds for general working capital.

In January 2011 and February 2011 the Company sold $550,000 principal amount 12% convertible promissory notes to accredited investors in a private placement and issued those investors Series C Warrants. The12% convertible promissory notes can convert into shares of our common stock at $0.30 per share, resulting in a potential issuance of 1,833,335 shares of our common stock upon conversion of the entire principal.  Forge acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $55,000 and issued its designees five-year warrants to purchase 183,336 shares of our common stock with an exercise price of $0.30 per share, which are exercisable on a cashless basis.    We are using the net proceeds for general working capital.

In March 2011 the Company sold 125,000 units of our securities to an accredited investor in a private placement which resulted in gross proceeds to us of $12,500.  The securities included 41,667 shares of our common stock and Series D Warrants and Series E Warrants. Forge acted as placement agent for us in this offering.  As compensation for its services, we paid Forge a cash commission of $1,250 and issued its designees five year warrants to purchase 4,169 shares of our common stock with an exercise price of $0.30 share, which are exercisable on a cashless basis.  We are using the net proceeds for general working capital.

On December 22, 2011, the Company entered into an employment agreement with its Chief Financial Officer. As part of the agreement the Company issued 333,334 shares of the Company’s restricted common stock (“Compensation Shares”), granted under the 2010 Equity Compensation Plan.  The Compensation Shares were valued at $120,000, the fair market value at the date of grant for the Company’s common stock as reported on the OTC Bulletin Board.  As of June 30, 2012, 166,667 of the Compensation Shares vested and the Company recognized $60,000 in compensation expense related to these shares during the period.

On December 31, 2011, the Company issued 203,125 shares of our common stock to satisfy accrued interest of $60,937 to the three noteholders of the 12% convertible promissory notes (Note 7).

On January 3, 2012 the Company entered into a consulting agreement with Wall Street Grand, LLC (“WSG”) to provide financial marketing consulting services for a period of three months starting January 15, 2012. The Company paid WSG $50,000 and issued 666,667 shares of our common stock valued at $260,000, the fair market value on the date of issuance.

On January 17, 2012, one of the noteholders of the 12% convertible promissory notes converted $50,000 plus accrued interest of $263 into 167,544 shares of common stock (Note 7).

Preferred stock

Our Board of Directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.  The rights, preferences, limitations and restrictions of different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions and other matters.  Our Board of Directors may authorize the issuance of preferred stock, which ranks senior to our common stock for the payment of dividends and the distribution of assets on liquidation.  In addition, our Board of Directors can fix limitations and restrictions, if any, upon the payment of dividends on our common stock to be effective while any shares of preferred stock are outstanding. The rights granted to the holders of any series of preferred stock could adversely affect the voting power of the holders of common stock and issuance of preferred stock may delay, defer or prevent a change in our control.

Common Stock Purchase Warrants

Warrants Included in the 2010 Unit Offering

In October 2010, we closed the sale of 5,250,000 units of our securities which resulted in gross proceeds to us of $525,000.  The securities issued in this 2010 unit offering included Series A Warrants to purchase 1,750,010 shares of our common stock and Series B Warrants to purchase 1,750,010 shares of our common stock.  Each Series A Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.45 per share. Each Series B Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.75 per share.  The Series B Warrant is not exercisable by the holder unless the Series A Warrant has previously been exercised.  Upon 30 days’ notice, we have the right to call any series of warrants at $0.03 per warrant at any time that the average 20-day last sale price exceeds 200% of the respective warrant exercise price.  Other than the exercise price and call provisions of each series of warrant, and the restriction on the exercisability of the Series B Warrant, all other terms and conditions of the warrants are the same. As partial compensation for the placement agent services in this offering, we issued to the designees of Forge 175,003 Series A Warrants and 175,003 Series B Warrants to purchase shares of our common stock at an exercise price of $0.45 and $0.75 per share, respectively, exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

Warrants Included in the 2011 Note Offering

In connection with the 12% convertible promissory notes offering, we issued the purchasers Series C Warrants to purchase an aggregate of 733,335 shares of our common stock at an exercise price of $0.45 per share for three years from the date of issuance.  The exercise price of the Series C warrant is subject to adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.  As partial compensation for the placement agent services, we issued its designees of Forge Series C warrants exercisable at $0.45 per share into 73,335 shares of our common stock, exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

The Company used the Black-Scholes option pricing model to value the warrants included in the note offering. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock over two years from the commitment date), and a strike price of $0.30 and $0.45, respectively.

Warrants Included in 2011 Unit Offering

In March 2011, we closed the sale of 125,000 units of our securities which resulted in gross proceeds to us of $12,500.  The securities issued in this 2011 unit offering included Series D Warrants to purchase 41,667 shares of our common stock and Series E Warrants to purchase 41,667 shares of our common stock.  Each Series D Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.45 per share.  Each Series E Warrant is exercisable into one share of common stock for three years from issuance at an exercise price of $0.75 per share.  The Series E Warrant is not exercisable by the holder unless the Series D Warrant has previously been exercised.  Upon 30 days’ notice, we have the right to call any series of warrants at $0.03 per warrant at any time that the average 20-day last sale price exceeds 200% of the respective warrant exercise price.  Other than the exercise price and call provisions of each series of warrant, and the restriction on the exercisability of the Series E Warrant, all other terms and conditions of the warrants are the same. As partial compensation for the placement agent services in this offering, we issued to the designees of Forge 4,169 Series D Warrants with an exercise price of $0.45 per share and 4,169 Series E Warrants with an exercise price of $0.75 per share, which are exercisable on a cashless basis.  The exercise price of the warrants and the number of shares of our common stock issuable upon the exercise of the warrants, sold to investor or provided to designees of Forge, are subject to proportional adjustment for stock splits, dividends and similar corporate events.

The Company currently has 5,110,876 warrants that can be exercised for shares of our common stock outstanding.

		Range of	Weighted Average
	Warrants	Exercise Price	Exercise Price
Outstanding at June 30, 2011	5,110,876	$.30 to $.75	$0.56
Granted	-
Expired	-
Outstanding at June 30, 2012	5,110,876	$.30 to $.75	$0.56

In accordance with ASC 470, the Company is amortizing the deferred financing costs over the two year term of the note. As of June 30, 2012 and 2011, the Company had recognized $52,112 and $10,253 of interest expense, respectively, resulting in a carrying value of $27,986 and $80,098 at June 30, 2012 and 2011, respectively.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 11. STOCK OPTIONS AND WARRANTS

Stock Option Plans

2010 Equity Compensation Plan

On June 28, 2010, our Board of Directors authorized our 2010 Equity Compensation Plan covering 12,000,000 shares of common stock (the “Plan”).  The plan was approved by our stockholders on June 28, 2010.  The purpose of the plan is to enable us to offer to our employees, officers, directors and consultants whose past, present and/or potential contributions to our company have been or will be important to our success, an opportunity to acquire a proprietary interest in our company.  The 2010 Equity Compensation Plan is administered by our Board of Directors. Plan options may either be (i) incentive stock options (ISOs), (ii) non-qualified options (NSOs), (iii) awards of our common stock or (iv) rights to make direct purchases of our common stock which may be subject to certain restrictions.  Any option granted under the 2010 Equity Compensation Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant.  The plan further provides that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000.  The term of each plan option and the manner in which it may be exercised is determined by the Board of Directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant.  In the event of any stock split of our outstanding common stock, the Board of Directors in its discretion may elect to maintain the stated amount of shares reserved under the plan without giving effect to such stock split.  On June 12, 2012, the Company affected a 1 for 3 reverse stock split.  The Board of Directors did not adjust the shares eligible under the Plan.  Subject to the limitation on the aggregate number of shares issuable under the plan, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted.

On December 20, 2011, the Company issued 1,941,670 non-qualified five year options, and 401,668 five year incentive stock options under the 2010 equity compensation plan. The options were issued at $0.30 the fair market value at the date of grant. The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.88%  (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock), and a strike price of $0.30.

On December 22, 2011, the Company hired its Chief Financial Officer. As part of the agreement the Company granted to her under its 2010 Equity Compensation Plan incentive stock options to purchase an aggregate of 550,000 shares of the Company’s common stock at an exercise price of $0.36 , vesting as follows: options to purchase 183,334 shares vested on December 22, 2011, options to purchase an additional 183,333 shares vest on December 22, 2012; and options to purchase the remaining 183,333 shares vest on December 22, 2013. The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.91%, (based on the US Treasury note yield), five year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock), and a strike price of $0.36.

On March 7, 2012, the Company entered into an employment agreement with its Chief Financial Officer. As part of the agreement the Company granted to her under its 2010 Equity Compensation Plan incentive stock options to purchase an aggregate of 666,667 shares of the Company’s common stock at an exercise price of $0.15 , vesting as follows: options to purchase 166,667 shares vested on March 7, 2013, options to purchase an additional 166,667 shares vest on March 7, 2014; options to purchase an additional 166,667 shares vest on March 7, 2015; and options to purchase the remaining 166,666 shares vest on March 7, 2016.

		Weighted Average
	Options	Exercise Price	Fair Value
Outstanding at June 30, 2011	-	$-	$-
Granted	3,560,005	0.29	0.20
Expired	(56,666)	0.30	0.20
Outstanding at June 30, 2012	3,503,339	$0.29	$0.19
Outstanding and exerciseable at June 30, 2012	1,058,900	$0.31	$0.20

The Company used the Black-Scholes option pricing model to value the stock options. Included in the assumptions of this calculation were the following:

	For the Year Ended June 30,
	2012	2011
Expected volatility	84.0%
Risk-free interest rate	0.85-0.91%
Expected life in years	5.0
Assumed dividend yield	0%

The following information applies to options outstanding at June 30, 2012:

		Weighted
	Number of	Average
	Shares	Ramaining
Exercise	Underlying	Contractual	Number
Price	Options	Life	Exercisable
0.15	666,667	1.96	-
0.30	2,286,672	0.88	875,566
0.36	550,000	0.88	183,334

As of June 30, 2012, there were 12,000,000 shares of our common stock authorized to be issued under the 2010 Equity Compensation Plan, of which 8,163,327 shares of our common stock remain available for future grants.

The total intrinsic value of stock options granted for the years ending June 30, 2012 and 2011 was $0.  The total intrinsic value of stock options outstanding and exercisable as of June 30, 2012 and 2011 was $0.For the years ending June 30, 2012 and 2011, total stock-based compensation was 646,731 and $0, respectively, of which $326,731 and $0, respectively, represented the fair value of vested stock options. The value of stock based compensation expense not yet recognized pertaining to unvested options and stock grants was approximately $358,000 and $60,000, respectively, which will be recognized primarily over the next 1.5 and 0.5 years in the future, respectively.

LEASE COMMITMENTS	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 12. LEASE COMMITMENTS

Lease

Our principal executive offices are located in approximately 48,000 square feet of commercial and office space.  We lease approximately 27,000 square feet of these facilities from an unrelated third party for approximately $192,000 per year base rent plus common area maintenance expenses, insurance and real estate taxes, under an agreement expiring in March 2018.  In May 2011 we leased an additional approximately 21,000 square feet in adjacent premises from the same unrelated third party for an additional approximately $115,000 per year base rent plus common area maintenance expenses, insurance and real estate taxes, under a lease agreement expiring in October 2012.

The Company has leases for software, machinery and equipment utilized in its operations. The Company entered into three leases in 2007 and 2008.  All three of these leases have a bargain purchase option of $1.00 at the end of the lease term, and, as such, are treated as capital leases.  The leases are paid off in 2012 and 2013. The monthly lease payments range from approximately $380 to approximately $1,360.  Additionally, in 2010, the Company entered into an operating lease for a copier with monthly lease payments of approximately $350.  The copier is leased through July 2014.

In May, 2012, the Company entered into a car lease.  The lease is a 36 month lease, with monthly payments of $180.

Rent expense for the years ended June 30, 2012 and 2011 were approximately $282,000 and $165,000, respectively.

Future lease payments under the aforementioned lease are as follows:

2013	$256,280
2014	199,191
2015	194,783
2016	192,807
2017	192,807
Thereafter	144,605
$1,180,473

DEFINED CONTRIBUTION 401 (k) PLAN	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 13. DEFINED CONTRIBUTION 401 (k) PLAN

The Company implemented a 401(k) plan in September, 2007.  Eligible employees contribute to the 401(k) plan. Employees become eligible after attaining age 19 and after one year of employment with the Company.  The employee may become a participant of the 401(k) plan on the first day of the month following the completion of the eligibility requirements.  Effective September, 2007, the Company implemented an elective contribution to the plan of 25% of the employee’s contribution up to 6% of the employee’s contribution (the “Contribution”).  The Contributions are subject to a vesting schedule and become fully vested after one year of service, retirement, death or disability, whichever occurs first.  The Company made contributions of approximately $14,000 and approximately $13,000 for the years ended June 30, 2012 and 2011.

SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Note 14. SUBSEQUENT EVENTS

On July 24, 2012, the Company entered into amendments to the employment agreements with David Bernstein, Vlad Stelmak and Gail Babitt, our executive officers.  The terms of the amendments are identical for each executive officer.  Under the terms of these amendments the annual base salary of each executive officer will be $220,000 per year.  The executive officers will also receive an annual bonus of 1% of net sales, for all net sales in excess of $4,000,000.  Under the terms of the amendment the executive’s automobile allowance will be $1,235 per month. Additionally, the Company has agreed to reimburse the executive up to the maximum out-of-pocket health care expenses, representing the annual deductible, or portion thereof, and co-pays, excluding doctor’s visits and prescriptions, paid by the executive under our new health care insurance plan.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All share and per share information contained in this report gives retroactive effect to a 50 for 1 (50:1) forward stock split of our outstanding common stock effective June 23, 2010 and a 1 for 3 (1:3) reverse stock split of our outstanding common stock effective June 12, 2012.

Certain amounts in the prior period financial statements have been reclassified to conform to current year presentation.

Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates for the periods reported include the allowance for doubtful accounts which is based on an evaluation of our outstanding accounts receivable including the age of amounts due, the financial condition of our specific customers, knowledge of our industry segment and historical bad debt experience. This evaluation methodology has proved to provide a reasonable estimate of bad debt expense in the past and the Company intends to continue to employ this approach in our analysis of collectability.

Assumptions and estimates employed in these areas are material to our reported financial conditions and results of operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The credit risk associated with cash equivalents is considered low due to the credit quality of the issuers of the financial instruments.

Concentration of Credit Risk

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”), including non-interest bearing transaction account deposits protected in full by the Dodd-Frank Wall Street and Consumer Protection Act (the “Dodd-Frank Act”). As of June 30, 2012 and June 30, 2011, the Company had approximately $400,000 and $705,000 that exceeds the protected limits under FDIC and the Dodd-Frank Act. The Company had not experienced any losses in such accounts.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts based on the expected collectability of its accounts receivable. The Company performs credit evaluations of significant customers and establishes an allowance for doubtful accounts based on the aging of receivables, payment performance factors, historical trends and other information. In general, the Company reserves 2% of the receivables outstanding 31 to 60 days, 5% of the receivables outstanding 61 to 90 days and 20% of the receivables outstanding more than 90 days. The Company evaluates and revises the reserve on a quarterly basis based on a review of specific accounts outstanding and our history of uncollectible accounts.  As of June 30, 2012 and 2011, the Company recorded $64,065 and $65,075, respectively of allowance for doubtful accounts.

Inventories

Inventories, consisting of used computer equipment, is stated at the lower of cost or market. Cost is determined by the amount the Company pays for each specific unit in inventory. The Company reviews inventory for excess or obsolete inventory and writes-down obsolete or otherwise unmarketable inventory to its estimated net realizable value. No allowance is necessary at June 30, 2012 and 2011.

Unprocessed inventory is shipped to the Company’s facilities and is considered to be end-of-life. The Company does not place a valuation on unprocessed inventory until it is received into the processing queue whereby it is tested and inventoried. Only after this process occurs can the Company provide final valuation in the form of purchase orders for equipment acquisitions and issue a Certificate of Indemnification confirming transfer of ownership and liability. This process can take between 30 to 60 days from the time of receipt to the Company’s warehouse.

Property and equipment

The Company records property, equipment and leasehold improvements at historical cost. Expenditures for maintenance and repairs are recorded to expense; additions and improvements are capitalized. The Company generally provides for depreciation using the straight-line method at rates that approximate the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over remaining term of the lease of twelve years.

Revenue Recognition

For product sales, the Company recognizes revenue at the time products are shipped and title is transferred, which is in accordance with the stated shipping terms.  Revenue is recognized in accordance with these shipping terms so long as a purchase order, electronic, written or phone commitment has been received or a contract has been executed, there are no uncertainties regarding customer acceptance, the sales price is fixed and determinable and collectability is deemed probable.  If uncertainties exist regarding customer acceptance or collectability, revenue is recognized when those uncertainties have been resolved.  The Company provides a limited as-is warranty on some of its products.  The Company analyzes its estimated warranty costs and provides an allowance as necessary, based on experience.  At June 30, 2012 and June 30, 2011, a warranty reserve was not considered necessary.

The Company is party to brokered transactions whereby an upstream customer provides product to the Company if the parameters of the transactions can be satisfied.  Based upon the upstream customer parameters and the nature of the risk and control of the transaction by the Company these sales may be recorded on a gross or net basis.

Asset management fees are recognized once the services have been performed and the results reported to the upstream customer.  In those circumstances where the Company disposes of the upstream customer’s product, or purchases the product from the upstream customer for resale, revenue is recognized as a “product sale” described above.

Shipping and Handling Costs	Shipping costs are included in cost of sales, offset by amounts charged to customers for shipping.
Earnings Per Share

The Company adopted FASB ASC 260, Earnings Per Share. Basic earnings (loss) per share is based on the weighted effect of all common shares issued and outstanding and is calculated by dividing net income (loss) available to common stockholders by the weighted average shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common stockholders by the weighted average number of common shares used in the basic earnings per share calculation plus the number of common shares, if any, that would be issued assuming conversion of all potentially dilutive securities outstanding

Shares potentially issuable were as follows:

	June 30, 2012	June 30, 2011

Stock Options	3,503,339	-
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
	10,380,063	7,036,429

For the years ended June 30, 2012 and 2011 the Company had a net loss.  The impact of additional shares would be anti-dilutive, and, as such, the basic and diluted shares are the same for those periods.

Income Taxes

Under the asset and liability method prescribed under ASC 740, Income Taxes, The Company uses the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination.   For tax positions meeting a "more-likely-than-not" threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with the tax authority.  For tax positions not meeting the threshold, no financial statement benefit is recognized.  As of June 30, 2012 and 2011, the Company has had no uncertain tax positions.  The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses.  The Company currently has no federal or state tax examinations nor has it had any federal or state examinations since its inception.  All of the Company's tax years are subject to federal and state tax examination.

Share-Based Payments

The Company recognizes share-based compensation expense in connection with our share-based awards, net of an estimated forfeiture rate and therefore only recognizes compensation cost for those awards expected to vest over the service period of the award. The Company accounts for the grant of stock and warrants awards in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC 718).  ASC 718 requires companies to recognize in the statement of operations the grant-date fair value of warrants and stock options and other equity based compensation. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of our stock options. Calculating share-based compensation expense requires the input of highly subjective judgment and assumptions, including estimates of expected life of the award, stock price volatility, forfeiture rates and risk-free interest rates. The assumptions used in calculating the fair value of share-based awards represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, our share-based compensation expense could be materially different in the future.

For the years ending June 30, 2012 and 2011, total stock-based compensation was $646,731 and $0, respectively. The Company granted 2,893,338 stock options and issued 333,334 restricted shares of common stock in December 2011. In March 2012, the Company granted 666,667 stock options and in January 2012, the Company granted 666,667 restricted shares of common stock.

Financial Instruments

The Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that require the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for accounts receivable, prepaid expenses and other current assets, accounts and notes payable, accrued interest and expenses, and customer deposits approximates fair market value based on the short-term maturity of these instruments.

In addition, FASB ASC 825-10-25 “Fair Value Option” was effective January 1, 2008.  ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and –permits entities to choose to measure many financial instruments and certain other items at fair value..

Advertising	Advertising costs are charged to operations when incurred. During the years ended June 30, 2012 and 2011, the Company incurred $10,801 and $109, respectively in advertising expense.
Reclassifications

Certain prior period balances have been reclassified to conform to the current year’s presentation.  These reclassifications had no impact on previously reported results of operations or stockholders’ equity.  In addition to standard balance sheet and income statement reclassifications, the Company had reclassifications to capital leases of equipment leased previously categorized as operating leases, with consistent application in all periods.  Additionally, the Company has determined a few of its sales contracts should be treated as agency sales and as such reported on a net revenue versus gross revenues basis, consistently applied.   The Company did not deem any of these reclassifications to be material.

New Accounting Standards

The Company has adopted all recently issued accounting pronouncements.  The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU No. 2011-04”). ASU No. 2011-04 provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this update to result in a change in the application of the requirements in Topic 820. The amendments in ASU No. 2011-04 are to be applied prospectively. ASU No. 2011-04 is effective for public company for interim and annual periods beginning after December 15, 2011. Early application is not permitted. This update does not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). In ASU No. 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in ASU No. 2011-05 should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. This update does not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles — Goodwill and Other (Topic 350)” (“ASU No. 2011-08”). In ASU No. 2011-08, an entity is permitted to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. The ASU’s objective is to simplify how an entity tests goodwill for impairment. The amendments in ASU No. 2011-08 are effective for annual and interim goodwill and impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company is evaluating the requirements of ASU No. 2011-08 and has not yet determined whether a revised approach to evaluation of goodwill impairment will be used in future assessments. This update does not have a material impact on the Company’s consolidated financial statements.

On December 31, 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires new disclosures about balance sheet offsetting and related arrangements. For derivatives and financial assets and liabilities, the ASU requires disclosure of gross asset and liability amounts, amounts offset on the balance sheet, and amounts subject to the offsetting requirements but not offset on the balance sheet. The ASU is effective for annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact, if any, that these updates will have on its financial condition, results of operations and cash flows. This update is not expected to have a material impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Tables
Property and equipment useful life
Asset Classification	Estimated Useful Life (years)
Computers and software	3
Equipment	5
Furniture and fixtures	5 to 7

Property and equipment

	June 30, 2012	June 30, 2011
Software	$185,081	$119,959
Furniture and Fixtures	89,779	84,459
Equipment	85,365	85,365
Capital Leased Equipment	139,737	139,737
Leasehold improvements	79,251	68,989
Less: Accumulated depreciation	(389,852)	(332,918)
Propert and Equipment, net	$189,361	$165,591

Earnings Per Share	Shares potentially issuable were as follows:
	June 30, 2012	June 30, 2011

Stock Options	3,503,339	-
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
	10,380,063	7,036,429

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2012
Accounts Receivable Tables
ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at June 30, 2012 and 2011:

	June 30, 2012	June 30, 2011

Accounts receivable	$738,671	$437,106
Less: allowance for doubtful accounts	(64,065)	(65,075)
Accounts receivable, net	$674,606	$372,031

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Jun. 30, 2012
Capital Lease Obligations Tables
Leases

Property and equipment includes the following amounts for leases that have been capitalized as of June 30, 2012 and 2011:

	Useful Life (Years)	June 30, 2012	June 30, 2011

Equipment	5	$60,523	$60,523
Software	5	79,214	79,214
		139,737	139,737
Acumulated Depreciation		(125,058)	(97,110)
		$14,679	$42,627

CAPITAL LEASE OBLIGATIONS

Future minimum payments required under capital leases at June 30, 2012, are as follows:

June 30, 2012

FY 2013	$19,397
Thereafter	-

Total future payments	19,397
Less: Amount representing interest	757

Present value of future minimum payments	18,640
Less: Current portion	18,640

Long term portion	$-

ACCRUED EXPENSES (Tables)	12 Months Ended
Jun. 30, 2012
Accrued Expenses Tables
ACCRUED EXPENSES

At June 30, 2012 and 2011, accrued expenses consisted of the following:

	June 30, 2012	June 30, 2011
Accrued interest	$29,753	$30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
	$148,952	$196,645

LONG TERM DEBT (Tables)	12 Months Ended
Jun. 30, 2012
Long Term Debt Tables
LONG TERM DEBT
	June 30, 2012		June 30, 2011

Loan payable to TD Banknorth maturing in October 2028 payable with varing monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company		$33,498		$37,036

Line payable to American Express payable with varying monthly installments including interest at approximately 9.49% per annum, secured by all assets of the Company		35,177		41,020

12% Convertible Promisory note $500,000 principal net of debt discount of $48,294 at June 30, 2012 and $550,000 principal net of debt discount of $131,083 at June 30, 2011		451,706		418,917
		520,381		496,973
Less : Current portion		40,031		45,811
		$480,350		$451,162

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Taxes Tables
INCOME TAXES

The Company’s income tax expense at June 30, 2012 and 2011was $0 as follows:

	June 30, 2012	June 30, 2011

Income tax benefit consists of:
Current	$-	$-
Deferred	-	-
Provision (benefit) for income taxes	$-	$-

Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
	June 30, 2012	June 30, 2011

Taxes computed at federal rate (35%)	$(173,000)	$(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000	-
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes	$-	$-

	June 30, 2012	June 30, 2011
Deferred tax assets:
Net operating loss carryforward	$205,000	$293,000
Stock options	124,000	-
Bad debt	37,000	24,000
Less: Valuation allowance	(366,000)	(317,000)
Net deferred taxes	$-	$-

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2012
Computer Equipment [Member]
Useful life	3 years
Equipment [Member]
Useful life	5 years
Leaseholds And Leasehold Improvements [Member]
Useful life	12 years
Minimum [Member] | Furniture And Fixtures [Member]
Useful life	5 years
Maximum [Member] | Furniture And Fixtures [Member]
Useful life	7 years

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accumulated depreciation	$ (389,852)	$ (332,918)
Property plant and equipment, Net	189,361	165,591
Software [Member]
Property plant and equipment, gross	185,081	119,959
Furniture And Fixtures [Member]
Property plant and equipment, gross	89,779	84,459
Equipment [Member]
Property plant and equipment, gross	85,365	85,365
Assets Held Under Capital Leases [Member]
Property plant and equipment, gross	139,737	139,737
Accumulated depreciation	(125,058)	(97,110)
Property plant and equipment, Net	14,679	42,627
Leaseholds And Leasehold Improvements [Member]
Property plant and equipment, gross	$ 79,251	$ 68,989

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Jun. 30, 2012	Jun. 30, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies Details 2
Stock Options	3,503,339
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
Total	10,380,063	7,036,429

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Details Narrative
Cash in financial institutions	$ 400,000		$ 705,000	$ 400,000
Sales to customers	2,845,620		2,042,428
Percentage representation in revenue	46.00%		42.00%
Description for Allowance for Doubtful Accounts	Company reserves 2% of the receivables outstanding 31 to 60 days, 5% of the receivables outstanding 61 to 90 days and 20% of the receivables outstanding more than 90 days
Allowance for doubtful accounts	64,065		65,075	64,065
Stock-based compensation	646,731		0
Granted stock options	666,667	2,893,338		3,560,005
Restricted shares of common stock	666,667	333,334
Advertising expense	$ 10,801		$ 109

ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounts Receivable Details
Accounts receivable	$ 738,671	$ 437,106
Less: allowance for doubtful accounts	64,065	64,065
Accounts receivable, net	$ 674,606	$ 372,031

INVENTORIES (Details Textuals) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Inventories Details Textuals
Inventories	$ 141,087	$ 369,489

CAPITAL LEASE OBLIGATIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accumulated depreciation	$ (389,852)	$ (332,918)
Property plant and equipment, Net	189,361	165,591
Assets Held Under Capital Leases [Member]
Property plant and equipment, gross	139,737	139,737
Accumulated depreciation	(125,058)	(97,110)
Property plant and equipment, Net	14,679	42,627
Assets Held Under Capital Leases [Member] | Equipment [Member]
Useful Life (Years)	5 years
Property plant and equipment, gross	60,523	60,523
Assets Held Under Capital Leases [Member] | Software [Member]
Useful Life (Years)	5 years
Property plant and equipment, gross	$ 79,214	$ 79,214

CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Capital Lease Obligations Details 1
FY 2013	$ 19,397
Thereafter
Total future payments	19,397
Less: Amount representing interest	757
Present value of future minimum payments	18,640
Less: Current portion	18,640	32,541
Long term portion	$ 0	$ 18,640

ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accrued Expenses Details
Accrued interest	$ 29,753	$ 30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
ACCRUED EXPENSES	$ 148,952	$ 196,645

LONG TERM DEBT (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Long Term Debt Details
Loan payable to TD Banknorth maturing in October 2028 payable with varing monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company	$ 33,498	$ 37,036
Line payable to American Express payable with varying monthly installments including interest at approximately 9.49% per annum, secured by all assets of the Company	35,177	41,020
12% Convertible Promisory note $500,000 principal net of debt discount of $48,294 at June 30, 2012 and $550,000 principal net of debt discount of $131,083 at June 30, 2011	451,706	418,917
Long term debt, Gross	520,381	496,973
Less : Current portion	40,031	45,811
Total long term debt	$ 480,350	$ 451,162

LONG TERM DEBT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Accrued interest		$ 60,937
TD Banknorth [Member]
Loan Balance Amount			33,498	37,036
American Express [Member]
Loan Balance Amount			35,177	41,020
Twelve Percent Convertible Promissory Notes [Member]
Accrued interest			29,753	27,666
Interest Converted Amount		60,937
Interest Converted into Shares		203,125
Conversion Share Price		$ 0.3
Warrants Issued				733,335
Exercise Price OF Warrants				$ 0.45
Warranrts Conversion Description		Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), three year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Companys stock over two years from the commitment date), and a strike price of $0.45.
Amortization expense	82,789	34,496
Carrying value of beneficial conversion feature	$ 48,294	$ 131,083

INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details Narrative
Increase in deferred tax asset	$ 49,000
Increase in valuation allowance	49,000
Income tax Expense	$ 0	$ 0

STOCKHOLDERS’ EQUITY (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Authorized capital stock	200,000,000		200,000,000
Common Stock Par Value	$ 0.01		$ 0.01
Authorized Preferred Stock	5,000,000		5,000,000
Preferred Stock Par value	$ 0.01		$ 0.01
Common stock Outstanding	36,190,238		34,819,546
Common Stock Issued	36,190,238	203,125	34,819,546
Accrued interest		$ 60,937
Interest Expense	52,112		10,253
Carrying Value deferred financing costs	27,986		80,098
CEO [Member]
Compensation Shares Vested	166,667
Compensation expense	$ 60,000

INCOME TAXES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income tax benefit consists of:
Current	$ 0	$ 0
Deferred
Provision (benefit) for income taxes
Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
Taxes computed at federal rate (35%)	(173,000)	(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes
Deferred tax assets:
Net operating loss carryforward	205,000	293,000
Stock options	124,000
Bad debt	37,000	24,000
Net deferred taxes

STOCK OPTIONS AND WARRANTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Stock Options And Warrants Details
Options outstanding	3,503,339		3,503,339
Options granted	666,667	2,893,338	3,560,005
Options expired			(56,666)
Options exercisable	1,058,900		1,058,900
Weighted average exercise price of options outstanding	$ 0.29		$ 0.29
Weighted average exercise price of options granted			$ 0.29
Weighted average exercise price of options expired			$ 0.3
Weighted average exercise price of options exercisable	$ 0.31		$ 0.31
Fair value of options outstanding	$ 0.19		$ 0.19
Fair value of options granted			$ 0.2
Fair value of options expired			$ 0.2
Fair value of options exercisable	$ 0.2		$ 0.2

STOCK OPTIONS AND WARRANTS (Details 1)	12 Months Ended
Jun. 30, 2012
Stock Options And Warrants Details 1
Expected volatility	84.00%
Risk-free interest rate, minimum	0.85%
Risk-free interest rate, maximum	0.91%
Expected life in years	5 years
Assumed dividend yield	0.00%

STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
Jun. 30, 2012
Weighted average exercise price of options outstanding	$ 0.29
Options outstanding	3,503,339
Options exercisable	1,058,900
Stock Options [Member]
Weighted average exercise price of options outstanding	$ 0.15
Options outstanding	666,667
Weighted average remaining contractual life	1 year 11 months 16 days
Stock Options One [Member]
Weighted average exercise price of options outstanding	$ 0.3
Options outstanding	2,286,672
Weighted average remaining contractual life	10 months 17 days
Options exercisable	875,566
Stock Options Two [Member]
Weighted average exercise price of options outstanding	$ 0.36
Options outstanding	550,000
Weighted average remaining contractual life	10 months 17 days
Options exercisable	183,334

STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Total intrinsic value of stock options granted	$ 0	$ 0
Total intrinsic value of stock options outstanding	0	0
Total intrinsic value of stock options exercisable	0	0
Total stock-based compensation	646,731	0
Fair value of vested stock options	326,731	0
Compensation expense not yet recognized	$ 358,000	$ 60,000
Period in which Compensation expense recognized	1 year 6 months	6 months
Two Thousand Ten Equity Compensation Plan [Member]
Common stock authorized	12,000,000
Available for future grants	8,163,327

LEASE COMMITMENTS (Details) (USD $)	Jun. 30, 2012
Lease Commitments Details
2013	$ 256,280
2014	199,191
2015	194,783
2016	192,807
2017	192,807
Thereafter	144,605
Total	$ 1,180,473

LEASE COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Lease Commitments Details Narrative
Rent expense	$ 282,000	$ 165,000

DEFINED CONTRIBUTION 401 (k) PLAN (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Contribution 401 K Plan Details Narrative
Contributions of company	$ 14,000	$ 13,000